Loans - Schedule of Bank Loans (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
March 17, 2023 to March 16, 2024 [Member] | Bank of Jiangsu [Member]
Schedule of Bank Loans [Line Items]
Bank loans		$ 140,847
March 19, 2024 to March 18, 2026 [Member] | Bank of Jiangsu [Member]
Schedule of Bank Loans [Line Items]
Bank loans	260,299
July 28, 2023 to July 27, 2024 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Bank loans		281,694
April 29, 2024 to April 28, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Bank loans	136,999
December 26, 2024 to December 25, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Bank Loans [Line Items]
Bank loans	273,999
June 27, 2024 to June 27, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Bank loans	821,997
June 28, 2024 to June 28, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Bank loans	410,998
October 11, 2024 to October 11, 2025 [Member] | Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Bank loans	136,999
August 3, 2023 to June 2, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Bank loans		352,118
August 11, 2023 to June 10, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Bank loans		422,541
November 27, 2023 to June 20, 2024 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Bank loans		492,965
May 30, 2024 to May 20, 2025 [Member] | Bank of China [Member]
Schedule of Bank Loans [Line Items]
Bank loans	753,497
December 30, 2024 to March 31, 2025 [Member] | The Kumamoto Bank [Member]
Schedule of Bank Loans [Line Items]
Bank loans	1,971,192
November 29, 2024 to January 29, 2025 [Member] | The Higo Bank Ltd [Member]
Schedule of Bank Loans [Line Items]
Bank loans	767,997
Total	$ 5,533,977	$ 1,690,165